(ICON)

Prudential
Government
Securities
Trust
---------------------------------
Money Market Series
Short-Intermediate Term Series
U.S. Treasury Money Market Series

ANNUAL
REPORT
Nov. 30, 1996
(LOGO)

Portfolio Managers' Report

Short-term interest rates -- and therefore intermediate-term bond returns -- seesawed over much of the past 12 months as financial markets were buffeted by conflicting news which alternately showed the U.S. economy strengthening or weakening. When all was said and done, money market funds and short- to intermediate-term bond funds ended the reporting period posting attractive, if somewhat lower, returns than a year earlier.

Part of the reason for this fluctuation was that market opinion about the course of interest rates changed over the past six months. When we reported to you in May, investors were speculating that the Federal Reserve would soon raise the Federal Funds rate (what banks charge each other for overnight loans) to head-off inflation. Analysts now expect the Federal Funds rate to remain at
5.25% for most of the first quarter of 1997. Money market yields, which rose earlier in the summer, began declining in the fall, reflecting this change in market sentiment.

Bonds, which had posted near-record returns in 1995, lost some of their gains from February through April as investors started to anticipate rising inflation and higher interest rates and sold their positions. Since late May, however, bond prices rebounded.

Why the turnaround? Higher inflation never materialized. The
Consumer Price
Index (CPI), excluding volatile food and energy prices, remained fairly benign throughout the period. October's CPI, for example, rose only 0.2% for an inflation rate of less than 3% a year. The economy also slowed. Gross Domestic
Product (GDP), the total value of goods and services produced by the nation and a widely used barometer for economic growth, fell to 2.1% in the third quarter, which was less than half of what it was in the second quarter. With inflation behaving itself, and the economy slowing, there was no reason for the Federal
Reserve to raise interest rates.

Money Market Series
The Money Market Series' seven-day current yield on November
30, 1996 was
4.62%, which compares to 4.45% last May and 5.13% of a year ago. The Series' yield was lower than the 4.67% returned by the average government money fund tracked by IBC Financial Data.

U.S. Treasury Money Market Series
The U.S. Treasury Money Market Series' seven-day current yield was 4.57% on
November 30, 1996 compared to 4.45% last May and 4.99% of a year ago. The
Series' yield was lower when compared to 4.62% for similar
U.S. Treasury money
funds measured by IBC Financial Data.

Short-Intermediate Term Series
The Short-Intermediate Term Series' 30-day yield on November
30, 1996 was
5.60%, which finished the reporting period ahead of the average of 5.28% for similar funds in the Lipper Analytical Services short/intermediate U.S.
government fund average.

          How Investments Compared.
              (As of 11/30/96)

                 (CHART)

   U.S.       General      General        U.S.
 Growth         Bond      Muni Debt     Taxable
  Funds        Funds        Funds     Money Funds

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk.
The greater the
risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Money Market Series
The Money Market Series seeks high current income, preservation of capital and maintenance of liquidity from a portfolio of money market securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. There can be no assurance that the Fund will achieve its investment objective.

                          7-Day      Weighted     Net Asset
                         Current   Avg.Maturity     Value
Total Net
                          Yield*       (WAM)        (NAV)
Assets
Performance
As of
11/30/96

Money Market Series        4.62%        48 days      $1
$552.1 million

IBC Financial Data
Money Fund Average**       4.67         47 days      $1
N/A

* Yields will fluctuate from time to time and past performance is not indicative of future results.

** This is the average 7-day current yield, WAM and NAV of 113 funds in IBC's
Money Fund Average/U.S. Government Category for the week ended November 26,
1996.

An investment in the Series is neither insured nor guaranteed by the U.S.
government and there can be no assurance the Series will be able to maintain a stable net asset value of $1 per share.

A Steady Course.
Our strategy changed in tandem with overall market sentiment since our last report in May. We've moved from investing in a mixture of short- (one month and less) and long-term (12- to 13-month) securities to investing the majority of our new assets in shorter term securities.

We favored shorter term securities because longer term securities no longer offered much more in the way of yield. As the reporting period ended, we held
57.9% of your Series in securities of three months or less.
Our weighted
average maturity (WAM) was 48 days on November 30, 1996 compared to 47 days for the average money fund.

The days of seesawing market opinion appear to be over. We believe that the
Federal Reserve will probably leave interest rates alone into early 1997.
Accordingly, we will keep the Series in a neutral position until it becomes apparent that the central bank will have to move.

U.S. Treasury Money Market Series
The U.S. Treasury Money Market Series seeks high current income consistent with the preservation of capital and maintenance of liquidity from a portfolio of
U.S. Treasury obligations with maturities of 13 months or less. There can be no assurance that the Series will achieve its investment objective.

                          7-Day      Weighted     Net Asset
                         Current   Avg.Maturity     Value
Total Net
                         Yield*       (WAM)         (NAV)
Assets
Performance
As of
11/30/96

U.S. Treasury Series       4.57%       64 days       $1
$305.3 million

IBC Financial Data
100% U.S. Treasury
Money Fund Average**       4.62        61 days       $1
N/A

* Yields will fluctuate from time to time and past performance is not indicative of future results.

** This is the average 7-day current yield, WAM and NAV of 35 funds in the IBC
100% U.S. Treasury Money Fund Average for the week ended
November 26, 1996.

An investment in the Series is neither insured nor guaranteed by the U.S.
government and there can be no assurance the Series will be able to maintain a stable net asset value of $1 per share.

We Were Flexible.
Yields for the U.S. Treasury Series are usually lower than other money market funds because all of the securities we hold are backed by the full faith and credit of the U.S. government and thus carry less credit risk.

Like the Money Market Series, our strategy changed over the past six months.
And we've adopted a more active investment strategy by investing new assets in shorter term (three months or less) securities. Overall, the Series was considered relatively neutral to slightly long when compared to the weighted average maturity (WAM) of the average U.S. Treasury money market tracked by
IBC. On November 30, 1996, for example, our WAM was 64 days, compared to 61 days for the average U.S. Treasury money fund.

While we do not believe the Federal Reserve will move rates anytime soon, we are positioned to respond quickly should market sentiment change.

Short-Intermediate Term Series
The Short-Intermediate Term Series invests at least 65% of assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.
As much as 35% of Series' assets may be invested in mortgage backed or asset backed securities as well as corporate debt. The dollar-weighted average maturity of the Series will be more than two, but less than five years. There can be no assurance that the Series will achieve its investment objective.

                           One        Five          Ten
Since
                          Year       Years         Years
Inception**
Cumulative
Total Returns*
As of
11/30/96

Short-Intermediate
Term Series                5.3%       34.1%        93.5%
223.1%

Lipper Short/Intermediate
U.S. Government
Fund Average***            4.9        33.6         98.9
222.9

                           One        Five          Ten
Since
                          Year       Years         Years
Inception**
Average
Annual
Total Returns*
As of
12/31/96

Short-Intermediate
Term Series                4.0%       5.5%          6.9%
8.5%


                                Dividends & Yields
                                  As of 11/30/96

                         Total Dividends               30-
Day
                        Paid for 12 Mos.              SEC
Yield
                          $0.54
5.60%

Past performance is not indicative of future returns.
Investment return and
principal will fluctuate so that an investor's shares, when redeemed, may be worth more less than their original cost.

* Source: Prudential Mutual Fund Management and Lipper
Analytical Services.
Shares of this Series are sold without an initial or contingent deferred sales charge.

** Inception date: 9/13/82.

*** These are the average returns of 89   funds in the
Lipper Short/
Intermediate U.S. Government Fund category for one year, 34 funds for five years, eight funds for 10 years and two funds since inception as determined by
Lipper Analytical Services.

Bears Retreat, For Now.
When we last reported to you six months ago, bears were on a rampage. These worried investors read signs of a strengthening economy as a warning of bad inflationary pressures to come (not to mention higher short-term interest rates), and sold their securities, driving prices down and yields up. The yield on a five-year Treasury note, for example, rose 130 basis points (a basis point is 1/100th of a percentage point) to 6.4% on May 21, 1996 from 5.1% on February
13, 1996. All investors lost some of the capital appreciation realized from
1995 as yields rose and bond prices fell.

But then the short- to intermediate-term bond market started to rebound -- thanks to moderating economic growth and continued low inflation -- forcing the bears to grudgingly give ground. A flurry of good news fueled the comeback including:

- Moderating Growth. GDP moderated in the third quarter to 2.2% -- down from the worrisome 3.4% growth rate for the first six months of the year, which economists believed could generate higher inflation.

- Shrinking Federal Deficit. The federal deficit was lower than projected.
This meant fewer Treasury bonds were sold, increasing demand for existing supply and pushing prices up.

- More Savings. Personal savings, which bottomed at 3.6% of disposal income in
April, grew to 5.3% by the end of June. This meant consumers were spending less, braking the economy.

Thus inflation, a bond investor's worst enemy, remained fairly benign rising at an annual rate of about 3%. In addition, the Federal Reserve kept the Federal
Funds rate at 5.25%, where it has stood since January. Bottom line: Bond prices have stabilized and recovered with the yield on a 5-year Treasury declining 50 basis points to 5.9% on November 19, 1996 compared to 6.4% on May 21.

As you may recall, we maintained a higher cash position
earlier this year
because we did not believe the returns offered in the two-
to five-year bond
range were attractive enough to offset their interest rate
risk. This tactic
helped us weather the price declines of February through
April. Since May,
however, we actively reinvested our cash position in
attractive issues at the
longer end of the yield curve. Our duration was 2.8 years on
November 30, 1996.
To increase yield we bought federal agencies debt, asset
backed securities, and
mortgage backed securities with higher coupons.
------------------------------------------------------------
-------------------

Looking Ahead.

The seesawing rates in the money market and short- to intermediate-term bond markets appear to have steadied for now. We believe the U.S. economy is on track for slow, steady and non-inflationary growth into the first quarter of
1997. If we're right, then the Federal Reserve will have little reason to raise
-- or lower -- short-term interest rates. Given this scenario, our money market and bond funds will continue to pursue their present strategies of investing in attractive securities while maintaining the flexibility to respond should interest rates begin to move.

  (PHOTO)                                   (PHOTO)
Bernard D. Whitsett, II                   Barbara L.
Kenworthy
Portfolio Manager                         Portfolio Manager
Money Market Series &                     Short-Intermediate
Term Series
U.S. Treasury Money Market Series
------------------------------------------------------------
-------------------
2

President's Letter
January 1, 1997
(PHOTO)

Dear Shareholder:

For many investors, 1996 may well be the second year of back-to-back, double-digit stock market returns. In late November, the Dow Jones Industrial
Average passed 6500 -- only weeks after breaking the 6000 mark in mid-October.
America's economic expansion is entering its sixth year and there seems little evidence of an end to the continued modest growth and low inflation we've enjoyed for the last several years.

This is good news. For most investors it's meant an increase in their share values for college funds, retirement nest eggs or other long-term financial goals. However, as you read your year-end account statements and make plans for
1997, it's important to remember that there never is a "sure thing" when it comes to investment returns. Stock and bond markets go down just as they go up.
(Did you notice the brief period of decline this past summer?) No one likes to see the value of their investments fall but such periods remind us we must keep our expectations realistic.

Regardless of the market's direction, a wise investor plans for tomorrow's needs today. Your Financial Advisor or Registered
Representative can help
you:

- Review your portfolio and suggest strategies for 1997, such as diversifying across different types of investments. Financial markets seldom move in lockstep. By investing in a mix of stock and bond funds
(foreign & domestic)
  and money market funds you may be in a better position to achieve your long-term goals and to weather periods of uncertainty.

- See why annuities have become popular retirement planning tools. The choices are broader than ever. Our new Discovery SelectSM Variable
Annuity offers you
  many of the keys to successful retirement planning, including a personalized asset allocation program and a choice of 21 variable- or fixed-rate investment options offering a broad array of investment objectives and styles.

- Explain new retirement savings developments. For example, Congress has expanded the contribution limit on spousal IRAs. And don't forget, it's not too late for you to make a contribution to your IRA or open one for 1996. The
  IRS deadline is April 15, 1997, but it's best to act sooner.

Why not contact your Financial Advisor or Registered
Representative today? If
you are interested in Discovery SelectSM call for a prospectus, which contains more complete information. Read it carefully before you invest.

Sincerely,

Richard A. Redeker
President

P.S. Your 1997 Prudential IRA contribution may qualify you
for a waiver of the
annual custodial fee. Ask your financial representative for
details.
------------------------------------------------------------
-------------------

Portfolio of Investments as              PRUDENTIAL
GOVERNMENT SECURITIES
of November 30, 1996                     TRUST MONEY MARKET
SERIES
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
 -----------------------------------------------------------
-
Federal Farm Credit Bank--1.9%
  $10,000    5.235%, 3/7/97                         $
9,860,400
      500    5.40%, 4/1/97
499,601
                                                    --------
----

10,360,001
------------------------------------------------------------
Federal Home Loan Bank--4.6%
    8,500    5.02%, 2/5/97
8,498,467
    1,000    5.235%, 3/4/97
986,477
    6,000    5.325%, 3/18/97
5,999,458
   10,000    5.89%, 7/29/97
9,993,065
                                                    --------
----

25,477,467
------------------------------------------------------------
Federal Home Loan Mortgage Corporation--1.7%
    9,500    5.33%, 12/2/96
9,498,593
------------------------------------------------------------
Federal National Mortgage Association--30.4%
    2,000    8.20%, 12/23/96
2,003,266
    6,000    5.23%, 1/28/97
5,949,443
    6,500    5.23%, 3/27/97
6,390,461
   18,000    5.30%, 4/4/97
17,671,400
    8,000    5.48%, 4/24/97
7,997,979
   15,000    5.205%, 4/29/97, F.R.N.
14,993,679
   19,750    5.71%, 5/20/97
19,740,642
   49,000    5.36%, 8/1/97, F.R.N.
48,985,773
    9,805    5.36%, 8/22/97, F.R.N.
9,800,850
    5,000    5.64%, 9/3/97
4,983,665
   29,425    5.36%, 11/14/97, F.R.N.
29,410,973
                                                    --------
----

167,928,131
------------------------------------------------------------
Student Loan Marketing Association--3.3%
   18,000    7.56%, 12/9/96
18,007,705
------------------------------------------------------------
Tennessee Valley Authority--0.2%
    1,000    6.00%, 1/15/97
1,000,000
United States Treasury Notes--10.1%
  $10,000    6.875%, 2/28/97                        $
10,040,747
   29,500    6.50%, 5/15/97
29,636,433
    2,000    6.125%, 5/31/97
2,002,979
   13,910    6.50%, 8/15/97
13,967,985
                                                    --------
----

55,648,144
------------------------------------------------------------
Repurchase Agreements(a)--47.9%
   54,367    Bear Stearns & Co., 5.37%, dated
                11/26/96, due 12/03/96 in the
                amount of $54,423,768 (cost
                $54,367,000; the value of the
                collateral including accrued
                interest is $55,659,688)
54,367,000
   25,000    Merrill Lynch, 5.37%, dated
                11/26/96, due 12/03/96 in the
                amount of $25,026,104 (cost
                $25,000,000; the value of the
                collateral including accrued
                interest is $25,502,384)
25,000,000
    8,118    Morgan Stanley & Co., 5.32%, dated
                11/25/96, due 12/02/96 in the
                amount of $8,126,398 (cost
                $8,118,000; the value of the
                collateral including accrued
                interest is $8,392,804)
8,118,000
   26,500    Morgan Stanley & Co., 5.38%, dated
                11/27/96, due 12/04/96 in the
                amount of $26,527,722 (cost
                $26,500,000; the value of the
                collateral including accrued
                interest is $27,397,057)
26,500,000
      500    Morgan Stanley & Co., 5.29%, dated
                11/07/96, due 12/06/96 in the
                amount of $502,131 (cost
                $500,000; the value of the
                collateral including accrued
                interest is $516,926)
500,000

------------------------------------------------------------
--------------------
4                                             See Notes to
Financial Statements.

Portfolio of Investments as              PRUDENTIAL
GOVERNMENT SECURITIES
of November 30, 1996                     TRUST MONEY MARKET
SERIES
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
 -----------------------------------------------------------
-
Repurchase Agreements(a) (cont'd.)
  $21,000    Morgan Stanley & Co., 5.32%, dated
                11/19/96, due 12/12/96 in the
                amount of $21,071,377 (cost
                $21,000,000; the value of the
                collateral including accrued
                interest is $21,710,875)            $
21,000,000
   56,000    Nomura Securities International
                Inc., 5.43%, dated 11/27/96, due
                12/02/96 in the amount of
                $56,042,233 (cost $56,000,000;
                the value of the collateral
                including accrued interest is
                $57,121,929)
56,000,000
    5,764    Smith Barney Inc., 5.40%, dated
                11/27/96, due 12/04/96 in the
                amount of $5,783,021 (cost
                $5,764,000; the value of the
                collateral including accrued
                interest is $5,879,280)
5,764,000
    9,000    Smith Barney Inc., 5.32%, dated
                11/04/96, due 12/05/96 in the
                amount of $9,041,230 (cost
                $9,000,000; the value of the
                collateral including accrued
                interest is $9,180,000)
9,000,000
   11,000    Smith Barney Inc., 5.31%, dated
                11/12/96, due 12/16/96 in the
                amount of $11,055,165 (cost
                $11,000,000; the value of the
                collateral including accrued
                interest is $11,220,000)
11,000,000
   13,000    Smith Barney Inc., 5.33%, dated
                11/27/96, due 12/30/96 in the
                amount of $13,063,516 (cost
                $13,000,000; the value of the
                collateral including accrued
                interest is $13,260,000)
13,000,000
  $34,522    UBS Securities Inc., 5.75%, dated
                11/29/96, due 12/03/96 in the
                amount of $34,544,056 (cost
                $34,522,000; the value of the
                collateral including accrued
                interest is $35,212,622)            $
34,522,000
                                                    --------
----

264,771,000
------------------------------------------------------------
Total Investments--100.1%
             (amortized cost $552,691,041(b))
552,691,041
             Liabilities in excess of other
                assets--(0.1%)
(568,298)
                                                    --------
----
             Net Assets--100%
$552,122,743
                                                    --------
----
                                                    --------
----

---------------
F.R.N.--Floating Rate Note. The interest rate reflected is
the rate in effect
at November 30, 1996.
(a) Repurchase Agreements are collateralized by U.S.
Treasury or Federal agency
    obligations.
(b) Federal income tax basis of portfolio securities is the
same as for
    financial reporting purposes.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
5 -----

Portfolio of Investments as              PRUDENTIAL
GOVERNMENT SECURITIES TRUST
of November 30, 1996                     SHORT-INTERMEDIATE
TERM SERIES
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--100.7%
------------------------------------------------------------
Asset-Backed--13.5%
              Daimler Benz Vehicle Trust
  $10,000     5.85%, 7/20/03                        $
10,003,125
              Ford Credit Auto Lease Trust
   10,000     5.80%, 5/15/99
10,000,000
              Main Place Funding Corporation
    5,000     5.585%, 7/17/98, F.R.N.
5,000,000
                                                    --------
----

25,003,125
------------------------------------------------------------
Collateralized Mortgage Obligations--10.2%
              GMAC Commercial Mortgage Security
   10,088     6.79%, 9/15/03, Series 96
10,138,671
              Resolution Trust Corporation
    3,732     6.593%, 12/25/20, CMO, Series 1992
3,749,691
              Structured Asset Securities Corp.
    5,000     6.759%, 2/25/28, CMO, Series 1996
5,040,625
                                                    --------
----

18,928,987
------------------------------------------------------------
Federal Home Loan Mortgage Corporation--11.4%
   15,000     6.45%, 6/4/99
15,133,650
    5,787     7.831%, 8/1/24, ARMS
5,984,238
                                                    --------
----

21,117,888
------------------------------------------------------------
Federal National Mortgage Association--20.3%
    4,242     7.435%, 8/1/06
4,493,627
    8,471     7.445%, 8/1/06
8,979,414
    8,648     7.50%, 10/1/06
9,185,877
   14,500     8.00%, 1/1/99 - 12/01/99
14,949,775
                                                    --------
----

37,608,693
------------------------------------------------------------
Government National Mortgage Association--17.5%
    7,422     9.00%, 6/15/98 - 9/15/09
7,775,759
    9,541     8.00%, 6/15/23 - 12/15/24
9,916,273
   14,493     7.50%, 10/15/25 - 1/15/26
14,712,536
                                                    --------
----

32,404,568
United States Treasury Notes--27.8%
  $11,000(a)  7.375%, 11/15/97                      $
11,190,740
   20,000(a)  8.25%, 7/15/98
20,828,200
    1,000(a)  6.00%, 8/15/99
1,008,280
   15,000(a)  6.375%, 9/30/01
15,330,450
    3,000(a)  6.50%, 8/15/05
3,091,410
                                                    --------
----

51,449,080
                                                    --------
----
              Total long-term investments
                 (cost $184,182,201)
186,512,341
SHORT-TERM INVESTMENTS--6.7%
------------------------------------------------------------
Commercial Paper--5.1%
              Kerr-McGee Credit Corporation
    2,008     5.40%, 12/12/96
2,004,687
              Tyson Foods
    7,420     5.37%, 12/16/96
7,403,398
                                                    --------
----
              (cost $9,408,085)
9,408,085
                                                    --------
----
Repurchase Agreement--1.6%
    3,030     Joint Repurchase Agreement Account,
                 5.68%, 12/2/96
                 (cost $3,030,000; Note 5)
3,030,000
                                                    --------
----
              Total short-term investments
                 (cost $12,438,085)
12,438,085
                                                    --------
----
------------------------------------------------------------
Total Investments--107.4%
              (cost $196,620,286; Note 4)
198,950,426
              Liabilities in excess of other
                 assets--(7.4%)
(13,715,761)
                                                    --------
----
              Net Assets--100%
$185,234,665
                                                    --------
----
                                                    --------
----

---------------
(a) Asset segregated for dollar rolls.
ARMS--Adjustable Rate Mortgage Security. The interest rate
reflected is the rate
in effect at November 30, 1996.
CMO--Collateralized Mortgage Obligation.
F.R.N.--Floating Rate Note. The interest rate reflected is
the rate in effect at
November 30, 1996.
------------------------------------------------------------
--------------------
6                                            See Notes to
Financial Statements.

PRUDENTIAL GOVERNMENT SECURITIES TRUST
U.S. TREASURY MONEY MARKET SERIES
Portfolio of Investments as of November 30, 1996
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
United States Treasury Bills--13.6%
   $4,570    5.10%, 12/19/96                        $
4,558,347
    9,945    5.105%, 12/19/96
9,919,616
    6,814    5.11%, 12/19/96
6,796,590
    1,755    5.125%, 12/19/96
1,750,503
    7,005    5.15%, 12/19/96
6,986,962
    2,200    5.19882%, 12/19/96
2,194,281
    9,500    5.20%, 12/19/96
9,475,300
                                                    --------
----

41,681,599
------------------------------------------------------------
United States Treasury Notes--96.6%
   23,243    7.25%, 11/30/96
23,243,000
  193,268    7.50%, 1/31/97
193,946,983
   25,000    6.75%, 2/28/97
25,087,742
   16,842    6.875%, 2/28/97
16,905,317
   33,000    6.625%, 3/31/97
33,144,142
    2,510    6.50%, 8/15/97
2,518,131
                                                    --------
----

294,845,315
------------------------------------------------------------
Total Investments--110.2%
             (amortized cost $336,526,914(a))
336,526,914
             Liabilities in excess of other
                assets--(10.2%)
(31,197,337)
                                                    --------
----
             Net Assets--100%
$305,329,577
                                                    --------
----
                                                    --------
----

---------------
(a) Federal income tax basis of portfolio securities is the
same as for
    financial reporting purposes.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
7 -----


Statement of Assets and Liabilities
November 30, 1996                         PRUDENTIAL
GOVERNMENT SECURITIES TRUST
------------------------------------------------------------
--------------------


U.S.

Treasury

Money            Short-           Money

Market        Intermediate        Market
Assets
Series        Term Series         Series

------------     ------------     ------------
Investments, at value (cost $552,691,041, $196,620,286 and
$336,526,914,

respectively)...............................................
 ..............    $552,691,041     $198,950,426
$336,526,914
Cash........................................................
 ................       1,017,178               --
2,698
Interest
receivable..................................................
 .......       2,436,225        1,952,188        6,834,430
Receivable for Series shares
sold...........................................
534,588           11,927        3,117,887
Deferred expenses and other
assets..........................................
13,524            5,011            8,294

------------     ------------     ------------
   Total
assets......................................................
 .......     556,692,556      200,919,552      346,490,223

------------     ------------     ------------
Liabilities
Payable for investments
purchased...........................................
--       14,904,930       20,316,827
Payable for Series shares
reacquired........................................
3,470,713          259,836       20,282,576
Dividends
payable.....................................................
 ......         435,875          237,163          240,640
Due to
Manager.....................................................
 .........         182,117           60,970          101,699
Due to
Distributors................................................
 .........          30,542           18,400           16,851
Accrued expenses and other
liabilities......................................
450,566          203,588          202,053

------------     ------------     ------------
   Total
liabilities.................................................
 .......       4,569,813       15,684,887       41,160,646

------------     ------------     ------------
Net
Assets......................................................
 ............    $552,122,743     $185,234,665
$305,329,577

------------     ------------     ------------

------------     ------------     ------------
Net assets were comprised of:
   Shares of beneficial interest, at par ($.01 per
share)...................    $  5,521,227     $    190,951
$  3,053,296
   Paid-in capital in excess of
par.........................................     546,601,516
235,650,778      302,276,281

------------     ------------     ------------

552,122,743      235,841,729      305,329,577
   Distributions in excess of net investment
income.........................              --
(86,689)              --
   Accumulated net realized
losses..........................................
--      (52,850,515)              --
   Net unrealized appreciation of
investments...............................              --
2,330,140               --

------------     ------------     ------------
Net assets, November 30,
1996...............................................
$552,122,743     $185,234,665     $305,329,577

------------     ------------     ------------

------------     ------------     ------------
Shares of beneficial interest issued and
outstanding........................     552,122,743
19,095,120      305,329,577

------------     ------------     ------------

------------     ------------     ------------
Net asset
value.......................................................
 ......                            $9.70            $1.00

------------     ------------

------------     ------------
Class A:
   Net asset value, offering price and redemption price per
share
      ($552,122,539 / 552,122,539 shares of common stock
issued and

outstanding)................................................
 ..........           $1.00

------------

------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($204 / 204 shares of common stock issued and
outstanding)............           $1.00

------------

------------

------------------------------------------------------------
--------------------
 8                                            See Notes to
Financial Statements.

Statement of Operations
Year Ended November 30, 1996              PRUDENTIAL
GOVERNMENT SECURITIES TRUST
------------------------------------------------------------
--------------------

Money            Short-         U.S. Treasury

Market         Intermediate          Money
Net Investment Income
Series         Term Series       Market Series

-----------      ------------      -------------
Income

Interest....................................................
 .............     $32,326,163      $ 13,065,952       $
20,531,847

-----------      ------------      -------------
Expenses
   Management
fee.........................................................
 ..       2,362,419           810,455          1,572,239
   Distribution
fee.........................................................
736,434           409,005            491,325
   Transfer agent's fees and
expenses.......................................
1,220,000           240,000            151,000
   Custodian's fees and
expenses............................................
97,000            22,000             69,000
   Registration
fees........................................................
129,000           119,000             35,000
   Reports to
shareholders................................................
 ..         445,000           200,000            145,000
   Audit
fee.........................................................
 .......          44,000            39,000             40,000
   Trustees'
fees........................................................
 ...          12,000            12,500             12,000
   Insurance
expense.....................................................
 ...          15,300             6,000              5,000
   Legal
fees........................................................
 .......           8,000            21,000              7,000
   Amortization of deferred organization
expenses...........................              --
--                300

Miscellaneous...............................................
 .............           5,027             9,915
7,717

-----------      ------------      -------------
      Total
expenses....................................................
 ....       5,074,180         1,888,875          2,535,581

-----------      ------------      -------------
Net investment
income......................................................
 .      27,251,983        11,177,077         17,996,266

-----------      ------------      -------------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment
transactions.........................          82,865
(1,939,815)           231,117
Net change in unrealized appreciation of
investments........................              --
699,817                 --

-----------      ------------      -------------
Net gain (loss) on
investments..............................................
82,865        (1,239,998)           231,117

-----------      ------------      -------------
Net Increase in Net Assets Resulting from
Operations........................     $27,334,848      $
9,937,079       $ 18,227,383

-----------      ------------      -------------

-----------      ------------      -------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
9 -----

Statement of Changes in Net Assets        PRUDENTIAL
GOVERNMENT SECURITIES TRUST
------------------------------------------------------------
--------------------

Short-                        U.S. Treasury
                                          Money Market
Intermediate                     Money Market
                                             Series
Term Series                        Series
                                 ---------------------------
----   ---------------------------    ----------------------
---------

Year ended November 30,
Increase (Decrease)              ---------------------------
------------------------------------------------------------
---------
in Net Assets                         1996             1995
1996           1995             1996             1995
                                 --------------   ----------
----   ------------   ------------    --------------   -----
---------
Operations
   Net investment income.......  $   27,251,983   $
30,759,256   $ 11,177,077   $ 12,199,911    $   17,996,266
$   17,294,732
   Net realized gain (loss) on
      investment
      transactions.............          82,865
39,057     (1,939,815)     7,255,112           231,117
251,743
   Net change in unrealized
      appreciation/depreciation
      of investments...........              --
--        699,817      5,231,521                --
--
                                 --------------   ----------
----   ------------   ------------    --------------   -----
---------
   Net increase in net assets
      resulting from
      operations...............      27,334,848
30,798,313      9,937,079     24,686,544        18,227,383
17,546,475
                                 --------------   ----------
----   ------------   ------------    --------------   -----
---------
Net equalization debits........              --
--             --       (413,787)               --
--
                                 --------------   ----------
----   ------------   ------------    --------------   -----
---------
Dividends and distributions to
   shareholders:
   Dividends to shareholders...     (27,334,848)
(30,798,313)   (11,380,459)   (11,844,750)      (18,227,383)
(17,546,475)
                                 --------------   ----------
----   ------------   ------------    --------------   -----
---------
Series share transactions(a)
   Net proceeds from shares
      subscribed...............   1,688,126,619
1,668,939,755     38,324,541     40,102,462(b)
3,788,052,358    2,801,540,919
   Net asset value of shares
      issued to shareholders in
      reinvestment of dividends
      and distributions........      26,320,285
29,404,107      7,194,984      7,611,953        16,677,439
15,973,007
   Cost of shares reacquired...  (1,760,517,744)
(1,737,493,726)   (71,837,916)   (89,126,093)
(3,838,734,554)  (2,772,163,839)
                                 --------------   ----------
----   ------------   ------------    --------------   -----
---------
   Net increase (decrease) in
      net assets from Series
      share transactions.......     (46,070,840)
(39,149,864)   (26,318,391)   (41,411,678)      (34,004,757)
45,350,087
                                 --------------   ----------
----   ------------   ------------    --------------   -----
---------
Total increase (decrease)......     (46,070,840)
(39,149,864)   (27,761,771)   (28,983,671)      (34,004,757)
45,350,087
Net Assets
Beginning of year..............     598,193,583
637,343,447    212,996,436    241,980,107       339,334,334
293,984,247
                                 --------------   ----------
----   ------------   ------------    --------------   -----
---------
End of year....................  $  552,122,743   $
598,193,583   $185,234,665   $212,996,436    $  305,329,577
$  339,334,334
                                 --------------   ----------
----   ------------   ------------    --------------   -----
---------
                                 --------------   ----------
----   ------------   ------------    --------------   -----
---------

---------------
  (a) At $1.00 per share for the Money Market Series and the
U.S. Treasury Money
Market Series.
  (b) Includes proceeds of $28,023,926 from the acquisition
of the Prudential
      Adjustable Rate Securities Fund, Inc.
------------------------------------------------------------
--------------------
10                                            See Notes to
Financial Statements.

Notes to Financial Statements             PRUDENTIAL
GOVERNMENT SECURITIES TRUST
------------------------------------------------------------
--------------------
Prudential Government Securities Trust (the ``Fund'') is
registered under the
Investment Company Act of 1940 as a diversified, open-end
management investment
company. The Fund consists of three series--the Money Market
Series, the
Short-Intermediate Term Series and the U.S. Treasury Money
Market Series; the
monies of each series are invested in separate,
independently managed
portfolios.
------------------------------------------------------------
Note 1. Significant Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements. Securities Valuations: The Money Market Series and U.S. Treasury Money Market
Series value portfolio securities at amortized cost, which
approximates market
value. The amortized cost method of valuation involves
valuing a security at its
cost on the date of purchase and thereafter assuming a
constant amortization to
maturity of any discount or premium.
For the Short-Intermediate Term Series, the Trustees have
authorized the use of
an independent pricing service to determine valuations. The
pricing service
considers such factors as security prices, yields,
maturities, call features,
ratings and developments relating to specific securities in
arriving at
securities valuations. When market quotations are not
readily available, a
security is valued by appraisal at its fair value as
determined in good faith
under procedures established under the general supervision
and responsibility of
the Trustees. Short-term securities which mature in more
than 60 days are valued
at current market quotations. Short-term securities which
mature in 60 days or
less are valued at amortized cost.
In connection with transactions in repurchase agreements,
the Fund's custodian
or designated subcustodians, as the case may be under
triparty repurchase
agreements, takes possession of the underlying collateral
securities, the value
of which exceeds the principal amount of the repurchase
transaction, including
accrued interest. If the seller defaults and the value of
the collateral
declines or if bankruptcy proceedings are commenced with
respect to the seller
of the security, realization of the collateral by the Fund
may be delayed or
limited.
Securities Transactions and Investment Income: Securities
transactions are
recorded on the trade date. Realized gains and losses on
sales of portfolio
securities are calculated on the identified cost basis.
Interest income is
recorded on the accrual basis. The Fund amortizes discounts
and premiums on
purchases of portfolio securities as adjustments to income. Effective December 1, 1995, the Short-Intermediate Term Series began accruing income using the effective interest method which includes
amortizing discounts
and premiums on purchases of portfolio securities as
adjustments to income. This
method of recording income more closely reflects the
economics of holding and
disposing of debt instruments. Prior to December 1, 1995 the
Short-Intermediate
Term Series accrued coupon interest income and original
issue discount and
accounted for purchased discounts and premiums as capital
gains or losses when
realized upon disposition of the associated security. The
cumulative effect of
applying this accounting change was to decrease
undistributed net investment
income and increase net unrealized appreciation of
investments by $797,340. Such
accounting change had no effect on net assets or net asset
value per share.
Dollar Rolls: The Short-Intermediate Term Series enters into dollar roll
transactions in which the Series sells securities for
delivery in the current
month, realizing a gain or loss, and simultaneously
contracts to repurchase
somewhat similar (same type, coupon and maturity) securities on a specified
future date. During the roll period the Short-Intermediate
Term Series forgoes
principal and interest paid on the securities. The Series is compensated by the
interest earned on the cash proceeds of the initial sale and by the lower
repurchase price at the future date. The difference between
the sale proceeds
and the lower repurchase price is taken into income. The
Short-Intermediate Term
Series maintains a segregated account, the dollar value of
which is equal to its
obligations in respect of dollar rolls. There were no dollar rolls outstanding
as of November 30, 1996.
Federal Income Taxes: For federal income tax purposes, each
series of the Fund
is treated as a separate taxable entity. It is each Series'
policy to continue
to meet the requirements of the Internal Revenue Code
applicable to regulated
investment companies and to distribute all of its taxable
net income to its
shareholders. Therefore, no federal income tax provision is
required.
Equalization: Effective December 1, 1995, the Short-
Intermediate Term Series
discontinued the accounting practice of equalization.
Equalization is a practice
whereby a portion of the proceeds from sales and costs of
repurchases of capital
shares, equivalent on a per share basis to the amount of
distributable net
investment income on the date of the transaction, is
credited or charged to
undistributed net investment income. The balance of
$1,277,251 of undistributed
net investment income at November 30, 1995, resulting from
equalization was
transferred to paid-in capital in excess of par. Such
reclassification had no
effect on net assets, results of operations, or net asset
value per share.
Reclassification of Capital Accounts: The Fund accounts and
reports for
distributions to shareholders in accordance with A.I.C.P.A.
Statement of
Position 93-2: Determination, Disclosure, and Financial
Statement Presentation
of Income, Capital Gain, and Return of Capital Distributions
by Investment
Companies. For the Short-Intermediate Term Series, the
------------------------------------------------------------
--------------------

11 -----

Notes to Financial Statements             PRUDENTIAL
GOVERNMENT SECURITIES TRUST
------------------------------------------------------------
--------------------
effect of applying this statement (including the effect of
accounting changes)
was to decrease undistributed net investment income by
$2,074,591, ($1,277,251
representing discontinuation of the accounting practice of
equalization and
$797,340 representing a cumulative adjustment for amortizing discounts and
premiums on purchases of portfolio securities as adjustments to income),
decrease accumulated net realized losses by $2,923,464
($11,425,628 of which
represents expiration of a portion of the capital loss
carryforward offset by
$8,502,164 of additional accumulated net realized capital
losses resulting from
the acquisition of Prudential Adjustable Rate Securities
Fund, Inc.), decrease
paid-in capital in excess of par by $1,646,213 and increase
unrealized
appreciation by $797,340.
Deferred Organization Expenses: Approximately $49,000 of
expenses were incurred
in connection with the organization and initial registration of the U.S.
Treasury Series and such amount was deferred and amortized
over a period of 60
months ended December, 1995.
Dividends and Distributions: The Money Market Series and
U.S. Treasury Money
Market Series declare daily dividends from net investment
income and net
short-term capital gains and losses. Dividends are paid
monthly.
The Short-Intermediate Term Series declares dividends from
net investment income
daily; payment of dividends is made monthly. Distributions
of net capital gains,
if any, are made annually.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management LLC
(``PMF''). Pursuant to this agreement, PMF has
responsibility for all investment
advisory services and supervises the subadviser's
performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation (``PIC''); PIC furnishes investment advisory
services in connection
with the management of the Fund. PMF pays for the cost of
the subadviser's
services, the compensation of officers of the Fund,
occupancy and certain
clerical and bookkeeping costs of the Fund. The Fund bears
all other costs and
expenses.
The management fee paid to PMF is computed daily and payable monthly at an
annual rate of .40 of 1% of the average daily net assets of
the
Short-Intermediate Term Series and the U.S. Treasury Money
Market Series. With
respect to the Money Market Series, the management fee is
payable as follows:
 .40 of 1% of average daily net assets up to $1 billion, .375 of 1% of average
daily net assets between $1 billion and $1.5 billion and .35 of 1% in excess of
$1.5 billion.
The Fund had a distribution agreement with Prudential Mutual
Fund Distributors,
Inc. (``PMFD''), which acted as the distributor of the
shares of the Money
Market Series and the U.S. Treasury Money Market Series
through January 1, 1996.
Effective January 2, 1996, Prudential Securities
Incorporated (``PSI'') assumed
these responsibilities. The Fund compensates the
distributors for distributing
and servicing each of the Series' shares, pursuant to plans
of distribution,
regardless of expenses actually incurred by them. The
distribution fees are
accrued daily and payable monthly at an annual rate of .125%
of each of the
Series' average daily net assets. The distributors pay
various broker-dealers
for account servicing fees and for the expenses incurred by
such broker-dealers.
The Fund also compensates PSI for its expenses as
distributor of the
Short-Intermediate Term Series. The Short-Intermediate Term
Series entered into
a distribution agreement and a plan of distribution pursuant to which it pays
PSI a fee, accrued daily and payable monthly, at an annual
rate of .25 of 1% of
the lesser of (a) the aggregate sales of shares issued (not
including
reinvestment of dividends and distributions) on or after
July 1, 1985 (the
effective date of the plan) less the aggregate net asset
value of any such
shares redeemed, or (b) the average net asset value of the
shares issued after
the effective date of the plan. Distribution expenses
include commission credits
to PSI branch offices for payments of commissions and
account servicing fees to
financial advisers and an allocation on account of overhead
and other
distribution-related expenses, the cost of printing and
mailing prospectuses to
potential investors and of advertising incurred in
connection with the
distribution of Series shares. In addition, PSI pays other
broker-dealers,
including Pruco, an affiliated broker-dealer, for account
servicing fees and
other expenses incurred by such broker-dealers in
distributing these shares.
PMFD is a wholly-owned subsidiary of PMF; PSI, PMF and PIC
are (indirect)
wholly-owned subsidiaries of The Prudential Insurance
Company of America.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services, Inc. (``PMFS''), a wholly-
owned subsidiary of
PMF, serves as the Fund's transfer agent. During the year
ended November 30,
1996, the Fund incurred fees of approximately $1,060,000,
$200,000, and
$128,000, respectively, for the Money Market Series, Short-
Intermediate Term
Series, and U.S. Treasury Money Market Series. Transfer
agent fees and expenses
in the Statement of Operations includes certain out-of-
pocket expenses paid to
non-affiliates.
------------------------------------------------------------
--------------------
 12

Notes to Financial Statements             PRUDENTIAL
GOVERNMENT SECURITIES TRUST
------------------------------------------------------------
--------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities other than short-
term investments,
for the Short-Intermediate Term Series for the year ended
November 30, 1996 were
$260,921,363 and $267,876,070, respectively.
For the Short-Intermediate Term Series, the cost basis of
investments for
federal income tax purposes was 196,626,252 and,
accordingly, as of November 30,
1996, net unrealized appreciation of investments for federal income tax purposes
was $2,324,174 (gross unrealized appreciation $2,510,363;
gross unrealized
depreciation--$186,189).
For federal income tax purposes, the Short-Intermediate Term
Series has a
capital loss carryforward as of November 30, 1996 of
approximately $52,844,000
of which $19,180,000 expires in 1997, $6,864,000 expires in
1998, $4,746,000
expires in 1999, $3,422,000 expires in 2001, $16,699,000
expires in 2002 and
$1,933,000 expires in 2003. Accordingly, no capital gains
distribution is
expected to be paid to shareholders until net gains have
been realized in excess
of such carryforward. During the fiscal year ended November
30, 1996,
approximately $11,426,000 of the capital loss carryforward
expired unused.
------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment
companies, transfers
uninvested cash balances into a single joint account, the
daily aggregate
balance of which is invested in one or more repurchase
agreements collateralized
by U.S. Treasury or federal agency obligations. As of
November 30, 1996, the
Short-Intermediate Term Series had a 0.35% undivided
interest in the repurchase
agreements in the joint account. This undivided interest
represented $3,030,000
in principal amount. As of such date, the repurchase
agreements in the joint
account and the value of the collateral therefor were as
follows:
Bear, Stearns & Co., 5.68%, in the principal amount of
$280,000,000, repurchase
price $280,132,533, due 12/2/96. The value of the collateral including accrued
interest was $285,853,687.
CS First Boston Corp., 5.68%, in the principal amount of
$280,000,000,
repurchase price $280,132,533, due 12/2/96. The value of the collateral
including accrued interest was $290,562,688.
J.P. Morgan Securities, Inc., 5.65%, in the principal amount of $34,809,000,
repurchase price $34,825,389, due 12/2/96. The value of the
collateral including
accrued interest was $35,526,121.
Smith Barney, Inc., 5.68%, in the principal amount of
$280,000,000, repurchase
price $280,132,533, due 12/2/96. The value of the collateral including accrued
interest was $286,599,817.
------------------------------------------------------------
Note 6. Capital
Each series has authorized an unlimited number of shares of beneficial interest at $.01 par value. Transactions in shares of beneficial interest for the
Short-Intermediate Term Series for the fiscal years ended
November 30, 1995 and
1996 were as follows:

                                     Year ended November 30,
                                   -------------------------
--
                                      1996            1995
                                   -----------    ----------
--
   Shares sold..................    3,978,671
4,167,583*
   Shares issued in reinvestment
     of dividends and
     distributions..............      749,149
809,302
   Shares reacquired............   (7,501,561 )
(9,498,358)
                                   -----------    ----------
--
   Net decrease.................   (2,773,741 )
(4,521,473)
                                   -----------    ----------
--
                                   -----------    ----------
--

* Includes 2,889,065 shares issued for the acquisition of the Prudential
Adjustable Rate Securities Fund, Inc.
Effective March 1, 1996 the Money Market Series commenced offering Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
Transactions in shares of beneficial interest for the Money
Market Series for
the period ended November 30, 1996 were as follows:

                                                  Year ended
                                                 November
30,
                                                     1996
                                                ------------
---
Class A
----------------------------------------------
Shares sold...................................
1,686,769,968
Shares issued in reinvestment of dividends and
  distributions...............................
26,286,366
Shares reacquired.............................
(1,746,670,530)
                                                ------------
---
Net decrease in shares outstanding before
  conversion..................................
(33,614,196)
Shares reacquired upon conversion into
  Class Z.....................................
(12,456,848)
                                                ------------
---
Net decrease in shares outstanding............
(46,071,044)
                                                ------------
---
                                                ------------
---

------------------------------------------------------------
--------------------

13 -----

Notes to Financial Statements             PRUDENTIAL
GOVERNMENT SECURITIES TRUST
------------------------------------------------------------
--------------------

                                                 March 1,
1996
                                                    through
                                                 November
30,
                                                     1996
                                                ------------
---
Class Z
----------------------------------------------
Shares sold...................................
1,356,651
Shares issued in reinvestment of dividends and
  distributions...............................
33,919
Shares reacquired.............................
(13,847,214)
                                                ------------
---
Net decrease in shares outstanding before
  conversion..................................
(12,456,644)
Shares issued upon conversion from Class A....
12,456,848
                                                ------------
---
Net increase in shares outstanding............
204
                                                ------------
---
                                                ------------
---

------------------------------------------------------------
--------------------
14

                                      PRUDENTIAL GOVERNMENT
SECURITIES TRUST
Financial Highlights                  MONEY MARKET SERIES
------------------------------------------------------------
--------------------

Class Z

Class A                                 ---------------
                                   -------------------------
-------------------------------------        March 1,

1996(b)
                                                      Year
Ended November 30,                             Through
                                   -------------------------
-------------------------------------      November 30,
                                     1996         1995
1994         1993          1992             1996
                                   --------     --------
--------     --------     ----------     ---------------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  period.......................    $  1.000     $  1.000
$  1.000     $  1.000     $    1.000       $     1.000
Net investment income..........       0.046        0.052
0.033        0.026          0.035             0.038
Dividends from net investment
  income.......................      (0.046)      (0.052)
(0.033)      (0.026)        (0.035)           (0.038)
                                   --------     --------
--------     --------     ----------     ---------------
Net asset value, end of
  period.......................    $  1.000     $  1.000
$  1.000     $  1.000     $    1.000       $     1.000
                                   --------     --------
--------     --------     ----------     ---------------
                                   --------     --------
--------     --------     ----------     ---------------
TOTAL RETURN(a):...............        4.74%        5.20%
3.29%        2.62%          3.57%             3.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000)........................    $552,123     $598,194
$637,343     $919,503     $1,026,187       $       204(c)
Average net assets (000).......    $589,147     $597,599
$732,867     $950,988     $1,113,759       $     1,962
Ratios to average net assets:
   Expenses, including
      distribution fees........        0.86%        0.78%
0.77%        0.72%          0.72%             0.68%(d)
   Expenses, excluding
      distribution fees........        0.73%        0.65%
0.64%        0.59%          0.60%             0.68%(d)
   Net investment income.......        4.63%        5.15%
3.19%        2.56%          3.42%             4.68%(d)

---------------
(a) Total return is calculated assuming a purchase of shares on the first day
    and a sale on the last day of each period reported and
includes reinvestment
    of dividends and distributions. Total return for a
period of less than one
    year is not annualized.
(b) Commencement of offering of Class Z shares.
(c) Figure is actual and not rounded to nearest thousand.
(d) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
15 -----

                                     PRUDENTIAL GOVERNMENT
SECURITIES TRUST
Financial Highlights                 SHORT-INTERMEDIATE TERM
SERIES
------------------------------------------------------------
--------------------

                                                      Year
Ended November 30,
                                   -------------------------
-------------------------------------
                                     1996         1995
1994         1993          1992
                                   --------     --------
--------     --------     ----------
PER SHARE OPERATING
   PERFORMANCE:
Net asset value, beginning of
   year........................    $   9.74     $   9.17
$  10.06     $   9.97     $    10.00
                                   --------     --------
--------     --------     ----------
Income from investment
   operations
Net investment income..........        0.51         0.56
0.64         0.69           0.75
Net realized and unrealized
   gain (loss) on investment
   transactions................       (0.01)        0.55
(0.89)        0.11          (0.03)
                                   --------     --------
--------     --------     ----------
   Total from investment
      operations...............        0.50         1.11
(0.25)        0.80           0.72
                                   --------     --------
--------     --------     ----------
Less distributions
Dividends from net investment
   income......................       (0.54)       (0.54)
(0.52)       (0.69)         (0.75)
Tax return of capital
   distribution................          --           --
(0.12)       (0.02)            --
                                   --------     --------
--------     --------     ----------
Total distributions............       (0.54)       (0.54)
(0.64)       (0.71)         (0.75)
                                   --------     --------
--------     --------     ----------
Net asset value, end of year...    $   9.70     $   9.74
$   9.17     $  10.06     $     9.97
                                   --------     --------
--------     --------     ----------
                                   --------     --------
--------     --------     ----------
TOTAL RETURN(a):...............        5.34%       12.37%
(2.58)%       8.26%          7.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
   (000).......................    $185,235     $212,996
$241,980     $347,944     $  303,451
Average net assets (000).......    $186,567     $209,521
$307,382     $321,538     $  294,388
Ratios to average net assets:
   Expenses, including
      distribution fees........        1.01%        0.95%
0.84%        0.80%          0.79%
   Expenses, excluding
      distribution fees........        0.79%        0.75%
0.63%        0.59%          0.58%
   Net investment income.......        5.99%        5.82%
5.48%        6.80%          7.47%
Portfolio turnover rate........         132%         217%
431%          44%            60%

---------------
(a) Total return is calculated assuming a purchase of shares on the first day
    and a sale on the last day of each year reported and
includes reinvestment
    of dividends and distributions.
------------------------------------------------------------
--------------------
16                                            See Notes to
Financial Statements.

                                       PRUDENTIAL GOVERNMENT
SECURITIES TRUST
Financial Highlights                   U.S. TREASURY MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

                                                     Year
Ended November 30,
                                   -------------------------
-----------------------------------
                                     1996         1995
1994         1993         1992
                                   --------     --------
--------     --------     --------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  year.........................    $  1.000     $  1.000
$  1.000     $  1.000     $  1.000
Net investment income..........       0.046        0.050
0.033        0.025        0.034
Dividends from net investment
  income.......................      (0.046)      (0.050)
(0.033)      (0.025)      (0.034)
                                   --------     --------
--------     --------     --------
Net asset value, end of year...    $  1.000     $  1.000
$  1.000     $  1.000     $  1.000
                                   --------     --------
--------     --------     --------
                                   --------     --------
--------     --------     --------
TOTAL RETURN(a)................        4.75%        5.08%
3.31%        2.54%        3.46%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000)........................    $305,330     $339,334
$293,984     $284,978     $233,600
Average net assets (000).......    $393,060     $345,369
$308,454     $273,313     $263,459
Ratios to average net assets:
   Expenses, including
      distribution fees........        0.63%        0.62%
0.62%        0.66%        0.66%
   Expenses, excluding
      distribution fees........        0.51%        0.50%
0.50%        0.53%        0.54%
   Net investment income.......        4.57%        5.01%
3.21%        2.49%        3.29%

---------------
(a) Total return is calculated assuming a purchase of shares on the first day
    and a sale on the last day of each year reported and
includes reinvestment
    of dividends and distributions.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
17 -----

Report of Independent Accountants         PRUDENTIAL
GOVERNMENT SECURITIES TRUST
------------------------------------------------------------
--------------------
To the Shareholders and Trustees of
Prudential Government Securities Trust:
In our opinion, the accompanying statement of assets and
liabilities, including
the portfolios of investments, and the related statements of operations and of
changes in net assets and the financial highlights present
fairly, in all
material respects, the financial position of Money Market
Series,
Short-Intermediate Term Series and U.S. Treasury Money
Market Series
(constituting Prudential Government Securities Trust,
hereafter referred to as
the ``Fund'') at November 30, 1996, the results of each of
their operations for
the year then ended, the changes in each of their net assets for each of the two
years in the period then ended and the financial highlights
for each of the five
years in the period then ended, in conformity with generally accepted accounting
principles. These financial statements and financial
highlights (hereafter
referred to as ``financial statements'') are the
responsibility of the Fund's
management; our responsibility is to express an opinion on
these financial
statements based on our audits. We conducted our audits of
these financial
statements in accordance with generally accepted auditing
standards which
require that we plan and perform the audit to obtain
reasonable assurance about
whether the financial statements are free of material
misstatement. An audit
includes examining, on a test basis, evidence supporting the amounts and
disclosures in the financial statements, assessing the
accounting principles
used and significant estimates made by management, and
evaluating the overall
financial statement presentation. We believe that our
audits, which included
confirmation of securities at November 30, 1996 by
correspondence with the
custodian and brokers, provide a reasonable basis for the
opinion expressed
above.
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
January 24, 1997
------------------------------------------------------------
--------------------
18

Important Notice for
Certain Shareholders                      PRUDENTIAL
GOVERNMENT SECURITIES TRUST
------------------------------------------------------------
--------------------
We are required by New York, California, Massachusetts,
Missouri and Oregon to
inform you that dividends which have been derived from
interest on federal
obligations are not taxable to shareholders providing the
mutual fund meets
certain requirements mandated by the respective states'
taxing authorities. We
are pleased to report that 25% of the dividends paid by the
Money Market
Series*, 39% of the dividends paid by the Short-Intermediate
Term Series* and
100% of the dividends paid by the U.S. Treasury Money Market
Series qualify for
such deduction.
Shortly after the close of the calendar year ended December
31, 1996, you will
be advised as to the federal tax status of the dividends you received in
calendar 1996.
For more detailed information regarding your state and local taxes, you should
contact your tax adviser or the state/local taxing
authorities.
* Due to certain minimum portfolio holding requirements in
California,
Connecticut, New Jersey and New York, residents of those
states will not be able
to exclude interest on federal obligations from state and
local tax.
------------------------------------------------------------
--------------------

19 -----

Supplemental Proxy Information            PRUDENTIAL
GOVERNMENT SECURITIES TRUST
------------------------------------------------------------
--------------------
   The Annual Meeting of Shareholders of the Prudential
Government Securities
Trust was held on October 30, 1996 at the offices of Prudential Securities
Incorporated, One Seaport Plaza, New York, New York. The meeting was held for the following purposes:

(1)           To elect the following twelve Trustees:
              - Edward D. Beach
              - Eugene C. Dorsey
              - Delayne Dedrick Gold
              - Robert F. Gunia
              - Harry A. Jacobs, Jr.
              - Donald D. Lennox
              - Mendel A. Melzer
              - Thomas T. Mooney
              - Thomas H. O'Brien
              - Richard A. Redeker
              - Nancy H. Teeters
              - Louis A. Weil, III
(2) To ratify the selection by the Trustees of Price Waterhouse LLP as independent accountants for the fiscal year ending November 30, 1996.
(3) To consider and act upon any other business as may properly come before the Annual Meeting or any adjournment thereof.

   The results of the proxy solicitation on the above matters were as follows:

              Trustee/Auditor            Votes for
Votes against         Votes withheld         Abstentions
           ---------------------        ------------
--------------        ---------------        ------------
(1)        Edward D. Beach              819,618,690
--                10,910,309                --
           Eugene C. Dorsey             819,857,069
--                10,671,930                --
           Delayne Dedrick Gold         819,850,177
--                10,678,822                --
           Robert F. Gunia              820,076,407
--                10,452,592                --
           Harry A. Jacobs, Jr.         819,644,345
--                10,884,654                --
           Donald D. Lennox             819,099,608
--                11,429,391                --
           Mendel A. Melzer             819,898,513
--                10,630,486                --
           Thomas T. Mooney             820,018,906
--                10,510,093                --
           Thomas H. O'Brien            819,616,848
--                10,912,151                --
           Richard A. Redeker           819,918,621
--                10,610,378                --
           Nancy H. Teeters             819,997,034
--                10,531,965                --
           Louis A. Weil, III           819,872,026
--                10,656,973                --
(2)        Price Waterhouse LLP         818,409,971
3,492,806                 --                8,626,222
(3)        There was no other business voted upon at the
Annual Meeting of Shareholders.

------------------------------------------------------------
--------------------20

Comparing A $10,000 Investment.

Prudential Government Securities Trust:
Short-Intermediate Term Series vs. the Lehman
Brothers Intermediate Gov't Bond Index.

// Prudential Gov't Sec Trust: Short-Intermediate Term
Series

-  Lehman Bros. Inter. Gov't Bond Index

Average Annual
Total Returns

Without Sales Load
8.6% Since Inception
6.8% for 10 Years
6.0% for 5 Years
5.3% for 1 Year

Best Year: 1986
   (CHART)
Worst Year: 1994

(GRAPH)

Past performance is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. The chart above the graph is designed to give you an idea how much the Series' returns can fluctuate from year to year by measuring the best and worst years in terms of total annual return since inception of the Series.

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the Prudential Government Securities
Trust:
Short-Intermediate Term Series with a similar investment in the Lehman Brothers
Intermediate Government Bond Index by portraying the account value for 10 years, and subsequent account value at the end of this reporting period
(November 30), as measured on a quarterly basis, beginning in 1986. For purposes of the graph, and unless otherwise indicated, in the accompanying table it has been assumed all recurring fees (including management fees) were deducted; and all dividends and distributions were reinvested.

The Index is a weighted index comprised of securities issued or backed by the
U.S. government, its agencies and instrumentalities with a remaining maturity of one to 10 years. The index is unmanaged and includes the reinvestment of all dividends, but does not reflect the payment of transactions costs and advisory fees associated with an investment in the Series. The securities that comprise the Index may differ substantially from the securities in the Series' portfolio. The Index is not the only one that may be used to characterize performance of short-intermediate U.S. government bond funds and other indexes may portray different comparative performance.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com
(LOGO)

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Donald D. Lennox
Mendel A. Melzer
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Eugene S. Stark, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah Docs, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY  10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY  10004

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

744342106         MF100E
744342205         Cat. #444437V
744342304
744342106